Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Lease Termination Penalties [Member]	Dec. 31, 2012 Lease Termination Penalties [Member]	Dec. 31, 2011 Visa [Member]	Dec. 31, 2007 Visa [Member]	Dec. 31, 2011 MasterCard [Member]
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 281,000,000	$ 305,000,000	$ 280,000,000	$ 6,000,000	$ 13,000,000
Aggregate maximum payments received by the company			4,050,000,000
Pretax payments						280,000,000	1,130,000,000	300,000,000
After tax settlement						172,000,000	700,000,000	186,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	440,000,000
Contingent obligations with co-brand partners	2,800,000,000
Amount of rentals subject to subleasing arrangements	23,000,000
Future minimum payments on capital leases due, in 2014	11,000,000
Future minimum payments on capital leases due, in 2015	4,000,000
Future minimum payments on capital leases due, in 2016	4,000,000
Future minimum payments on capital leases due, in 2017	4,000,000
Future minimum payments on capital leases due, in 2018	4,000,000
Future minimum payments on capital leases due, thereafter	$ 14,000,000